SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  March 31, 2005

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):	[    ]  is a restatement.
		[    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

NAME:	THE FIRST NATIONAL BANK IN SIOUX FALLS
		100 S. PHILLIPS AVE.
		SIOUX FALLS, SD  57104

13F FILE NUMBER:		46-0189380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:		JOELL M. BRAUN
TITLE:	ASST. VICE PRESIDENT, OPERATIONS
PHONE:	605-335-5189

Signature, Place, and Date of Signing:



		JOELL M. BRAUN		Sioux Falls, SD		03/31/05

Report Type (Check only one.):

[  x	]	13F HOLDINGS REPORT.  (Check here if all holdings
of this reporting manager are reported in this report.)

[	]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other
0reporting manager(s).)

[	]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	101

FORM 13F INFORMATION TABLE VALUE TOTAL:	$16,321

	(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

NONE

SECURITIES AND EXCHANGE COMMISSION FORM 13-F
AS OF 03/31/05
COLUMN 1 AND 2	COLUMN 3	COLUMN 4	COLUMN 5		COLUMN 6			COLUMN 7	COLUMN 8
ISSUER AND TITLE OF CLASS	CUSIP	MARKET 	SHS OR 	SH/PRN	INVESTMENT 	SHS	OTHER	MANAGERS	VOTING 	SHARED 	NONE
		VALUE	PRN AMT		DISCRETION				AUTHORITY
		(X1000)			SOLE				SOLE
AFLAC Corp	001055102	216	5788	SH	X				1788		4000
AGL Resources Inc	001204106	7	200	SH	X				200
AT&T Corp New	001957505	10	540	SH	X				478		62
Abbott Labs Com	002824100	456	9774	SH	X				9774
Abraxas Pete Corp	003830106	199	70000	SH	X				70000
Adesa Inc	00686U104	33	1400	SH	X				1400
Aetna Inc	00817Y207	3	100	SH	X				100
Allete Com	018522102	20	466	SH	X				466
Alliancebernstein Cap Mgmt Hldg L P Ut Ltd Ptsh Int	01855A101	47	1000	SH	X				1000
Alliancebernstein Resource Partners L	01877R108	63	975	SH	X				975
Alliant Energy Corp	018802108	96	3573	SH	X				3573
Allied Capital Corp 	01903Q108	6	214	SH	X				214
Allstate Corp	020002101	83	1528	SH	X				1528
Alltel Corp	020039103	24	444	SH	X				444
Altria Group Inc	02209S103	7	100	SH	X				100
Ameren Corp Com	023608102	75	1523	SH	X				1523
American Elec Pwr Inc Com	025537101	128	3767	SH	X				3767
American Express Co Com	025816109	277	5400	SH	X				5400
American International Group Inc	026874107	133	2408	SH	X				2408
AmerUs Group Co 	03072M108	219	4639	SH		X	X				4639
"Amgen, Inc"	031162100	62	1057	SH	X				1057
Anadarko Petroleum Corporation	032511107	48	635	SH	X				635
Anglogold Ltd ADR Sponsored	035128206	15	424	SH	X				424
Anheuser Busch Cos Inc Com	035229103	163	3436	SH	X				3436
Apartment Invt & Mgmt Co Cl A	03748R101	3	74	SH	X				74
Applied Matls Inc Com	038222105	39	2378	SH	X				2378
Associated Banc Corp	045487105	33	1050	SH	X				1050
Automatic Data Processing Inc	053015103	19	425	SH	X				425
Bank of America Corp 	060505104	441	9994	SH	X				3994		6000
Bank of New York Inc	064057102	56	1936	SH	X				1936
Baxter International Inc	071813109	34	1000	SH	X				1000
Bed Bath & Beyond Inc	75896100	59	1601	SH	X				1601
Bellsouth Corp	079860102	95	3624	SH	X				3624
Berkshire Hathaway Inc Del Cl A	084670108	174	2	SH	X				2
Berkshire Hathaway Inc Del Cl B	084670207	351	123	SH	X				38		85
Best Buy Inc	086516101	86	1585	SH	X				1585
Biomet Inc	090613100	47	1300	SH	X				750		550
Black Hills Corp 	092113109	7	200	SH	X				200
Blackrock Insd Mun Term Tr I common	092474105	20	1785	SH	X				1785
Blackrock Preferred Opportunity Trust	09249V103	554	23410	SH	X				22210		1200
Blackrock Dividend Achievers	09250N107	22	1520	SH	X				1520
Boeing Co	097023105	73	1250	SH	X				1250
Burlington Northern Santa Fe	12189T104	97	1794	SH	X				1794
Cisco Systems Inc	17275R102	306	17110	SH	X				8260		8850
Comcast Corp 	20030N101	36	1062	SH	X				817		245
Conocophillips	20825C104	382	3543	SH	X				3370		173
DNP Select Income Fd Inc	23325P104	22	2020	SH	X				2020
Dell Inc Com	24702R101	253	6588	SH	X				3188		3400
Devon Energy Corp 	25179M103	19	400	SH	X				400
Dominion Res Inc VA New Com	25746U109	55	739	SH	X				739
Dreyfus Municipal Income Inc	26201R102	73	8144	SH	X				8144
Enbridge Energy Partners L P	29250R106	60	1200	SH	X				1200
Exelon Corp Com	30161N101	115	2512	SH	X				2512
Exxon Mobil Corp 	30231G102	2819	47301	SH	X				41578		5723
First Indl Rlty Tr Inc Com	32054K103	15	400	SH	X				400
Glaxosmithkline PLC-ADR	37733W105	129	2804	SH	X				2804
John Hancock Patriot Premium Dividend Fund I	41013Q101	14	1519	SH	X				1519
John Hancock Preferred Income Fund	41013W108	36	1600	SH	X				1600
Hospitality Pptys Tr Com	44106M102	48	1200	SH	X				1200
J P Morgan Chase & Co Com	46625H100	424	12246	SH	X				10189		2057
Kimco Rlty Corp	49446R109	57	1050	SH	X				1050
Kinder Morgan Inc Kans Com	49455P101	203	2688	SH	X				2688
McKesson HBOC Inc Com	58155Q103	52	1365	SH	X				1365
Medco Health Solutions Inc Com	58405U102	24	493	SH	X				325		168
Mellon Finl Corp Com	58551A108	14	500	SH	X				500
Nuveen Premium Income Municipal Fd	67062T100	25	1766	SH	X				1766
Nuveen Insured Dividend Advantage Municipal Fund	67071L106	14	1000	SH	X				1000
Oracle Corp	68389X105	14	1114	SH	X				1114
Pharmaceutical Holders Trust	71712A206	245	3400	SH	X	  	 		 	 	3400
Praxair Inc	74005P104	96	2000	SH	X				 		2000
Principal Finl Group Inc Com	74251V102	14	373	SH	X				373
Quest Diagnostics Inc	74834L100	32	300	SH	X				300
SBC Communications Inc	78387G103	332	14017	SH	X				11941		2076
SLM Corp	78442P106	5	100	SH	X	  	 		100
Standard & Poors Dep Rec Amex Index	78462F103	3234	27420	SH	X				21043		6377
3M Co	88579Y101	499	5823	SH	X				5823
Vectren Corp Com	92240G101	149	5600	SH	X				5600
Verizon Communications Com	92343V104	679	19128	SH	X				15514		3614
Vodafone Group Plc New	92857W100	170	6415	SH	X				6415
Xcel Energy Inc Com	98389B100	774	45057	SH	X				43843		1214
Xcel Energy Inc Com	98389B100	25	1465	SH		X	X		1465
Zimmer Holdings Inc 	98956P102	8	100	SH	X				100
Ship Financial International Ltd	G81075106	7	333	SH	X				333
Transocean Sedco Forex Inc Com	G90078109	243	4719	SH	X				1719		3000
		16321